Digital Assets Purchase Option - Schedule of Reconciliation Of Option Measured Using Level 2 Inputs (Details) - RAIN Option [Member] - level 2 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation [Line Items]
Balance at beginning of period
Fair value upon initial recognition	461,167
Change in fair value recognized in earnings	1,268,084
Exercised	(20,462)
Balance at end of period (fair value)	$ 1,708,789